Financial Instruments - Schedule of Changes in Financial Instruments Categorized as Level 3 (Details) - Level 3 - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financial assets measured at FVTPL | Equity Securities
Disclosure of fair value measurement of assets [line items]
Purchases	¥ 964
Fair value	964
Financial assets measured at FVTOCI
Disclosure of fair value measurement of assets [line items]
Fair value	287,642	¥ 213,934
Purchases	136,932	138,261
Total gain (losses) for the year included in other comprehensive income (loss)	(260)	(2,027)
Sales and settlements	(81,404)	(62,526)
Fair value	342,910	287,642
Financial assets measured at FVTOCI | Asset Backed Securities
Disclosure of fair value measurement of assets [line items]
Fair value	279,442	204,271
Purchases	135,968	138,261
Total gain (losses) for the year included in other comprehensive income (loss)	(192)	(1,964)
Sales and settlements	(80,004)	(61,126)
Fair value	335,214	279,442
Financial assets measured at FVTOCI | Corporate and Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Fair value	8,200	9,663
Total gain (losses) for the year included in other comprehensive income (loss)	(68)	(63)
Sales and settlements	(1,400)	(1,400)
Fair value	¥ 6,732	¥ 8,200